LEASE (Tables)	12 Months Ended
Dec. 31, 2015
LEASE
Schedule of future minimum lease payments required under non-cancelable capital lease agreements

        As of December 31, 2015, future minimum lease payments required under non-cancelable capital lease agreements were as follows:

Year Ending December 31:	$
2016	10,126
2017	10,110
2018	8,986

Total minimum lease payments	29,222
Less: Amount representing interest	2,782

Present value of net minimum lease payments	26,440
Current portion	8,712

Non-current portion	17,728